Stockholders’ Equity - Schedule of Option Outstanding and Option Exercisable (Details) - Option [Member]	3 Months Ended
Mar. 31, 2026 $ / shares shares
Stockholders’ Equity - Schedule of Option Outstanding and Option Exercisable (Details) [Line Items]
Option Outstanding, Weighted Average Exercise Price | $ / shares	$ 20.45
Option Outstanding, Number Outstanding | shares	1,663,415
Option Outstanding, Weighted Average Remaining Contractual Life (in years)	6 years 5 months 19 days
Option Exercisable, Weighted Average Exercise Price | $ / shares	$ 30.15
Option Exercisable, Number Exercisable | shares	1,087,500
Option Exercisable, Weighted Average Remaining Contractual Life (in years)	9 years 10 months 2 days